UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chapman Capital L.L.C.
Address:  1007 N. Sepulveda Blvd. #129
          Manhattan Beach, CA  90267


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Jordan Frenkel
Title:  Controller
Phone:  (310) 373-0404


Signature, Place, and Date of Signing:

     /s/  R. Jordan Frenkel     Manhattan Beach, CA     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $35,292 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                 TITLE OF                VALUE      SHRS/     SH/  PUT/  INVSTMT  OTHER     VOTING      AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP    (x1,000)    PRN AMT    PRN  CALL  DSCRETN   MGRS      SOLE     SHARED  NONE

----------------------------     ---------  ---------  --------     --------  ---  ----  -------  ------        ----   -----  ----

BLUEGREEN CORP                   COM        096231105     5,656      844,153  SH         SOLE     NO         844,153       -     -
BUILDING MATERIALS HOLDING CORP  COM        120113105     4,903    1,119,355  SH         SOLE     NO       1,119,355       -     -
CENTURY BANCORP INC-CL A         COM        156432106       663       32,976  SH         SOLE     NO          32,976       -     -
ENTERTAINMENT DIST CO INC        COM        29382J105     4,617    9,053,680  SH         SOLE     NO       9,053,680       -     -
MAGNA ENTERTAINMENT CORP         COM        559211107       111      327,938  SH         SOLE     NO         327,938       -     -
MAGUIRE PROPERTIES INC           COM        559775101     1,183       82,700  SH         SOLE     NO          82,700       -     -
NABI BIOPHARMACEUTICALS          COM        629519109     3,417      850,000  SH         SOLE     NO         850,000       -     -
OPENWAVE SYS INC NEW             COM        683718308       732      298,824  SH         SOLE     NO         298,824       -     -
OPTIMAL GROUP INC CL A           COM        68388R208       651      203,444  SH         SOLE     NO         203,444       -     -
SABA SOFTWARE INC                COM        784932600       928      247,427  SH         SOLE     NO         247,427       -     -
TIERONE CORPORATION              COM        88650R108     2,776      246,071  SH         SOLE     NO         246,071       -     -
VION PHARMACEUTICALS INC         COM        927624502        80       51,356  SH         SOLE     NO          51,356       -     -
VITESSE SEMICONDUCTOR CORP       COM        928497106     9,574   14,290,256  SH         SOLE     NO      14,290,256       -     -